Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Cash flows from operating activities
Net income	$ 8,033,908	$ 1,023,441	$ 4,906,822
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation – property and equipment	193,594	24,662	520,515
Provision for expected credit losses	445,830	56,794	1,180,016
Reversal for unused annual leave			471,161
Deferred tax expenses	89,670	11,424	1,217,295
Changes in operating assets and liabilities
Accounts receivable	(7,437,750)	(947,495)	(7,799,677)
Prepayments and other current assets	382,759	48,760	(684,491)
Accounts payable	344,956	43,945	(5,640,235)
Contract liabilities	(4,619,353)	(588,460)	458,584
Accruals and other payables	1,906,404	242,857	350,144
Tax payable	1,539,647	196,135
Net cash (used in) generated from operating activities	879,665	112,063	(5,019,866)
Cash flows from investing activities
Purchase of property and equipment	(681,550)	(86,823)	(109,589)
Net cash used in investing activities	(681,550)	(86,823)	(109,589)
Cash flows from financing activities
Repayment of bank loan	(390,808)	(49,785)
Repayment to related parties	(2,013,517)	(256,502)	(2,347,645)
Deferred initial public offering (“IPO”) cost	(420,867)	(53,614)
Net cash used in financing activities	(2,825,192)	(359,901)	(2,347,645)
Net change in cash and cash equivalent	(2,627,077)	(334,661)	(7,477,100)
Effect of changes in foreign exchange rate	78,051	9,940	(14,145)
Cash and cash equivalents at the beginning of the period	13,846,932	1,763,963	14,752,135
Cash and cash equivalents at the end of the period	11,297,906	1,439,242	7,260,890
Supplementary cash flow information
Interest received	8,122	1,035	13,756
Interest paid	(130,633)	(16,641)	(190,313)
Income tax paid
Supplementary schedule of non-cash investing activities
Initial recognition of operating lease liabilities related to right-of-use-assets	$ 22,994,307	$ 2,929,248